Transfer of Assets	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Transfer of Assets
Note 6: Transfer of Assets
Loan Securitization
We sell Canadian residential mortgages to third-party Canadian securitization programs, including the Canada Mortgage Bond program, directly to third-party investors under the National Housing Act Mortgage-Backed Securities (NHA MBS) program and under our own program. We assess whether substantially all of the risks and rewards of or control over the loans have been transferred to determine whether they qualify for derecognition.
Under these programs, we are entitled to the payment over time of the excess of the sum of interest and fees collected from customers, in connection with the mortgages that were sold, over the yield paid to investors, less credit losses and other costs. We also act as counterparty in interest rate swap agreements where we pay the interest due to Canadian Mortgage Bond holders and receive the interest on the underlying mortgages, which are converted into MBS through the
NHA

MBS
program and sold to the Canada Housing Trust. Since we continue to be exposed to substantially all the prepayment, interest rate and credit risk associated with the securitized mortgages, they do not qualify for derecognition. We continue to recognize the mortgages and the related cash proceeds as secured financing in our Consolidated Balance Sheet. The interest and fees collected, net of the yield paid to investors, are recorded in net interest income using the effective interest method over the term of the securitization. Credit losses associated with the mortgages are recorded in the provision for credit losses. During the year ended October 31, 2020, we sold $6,644 million of mortgages to these programs ($6,692 million in 2019).
In the second quarter, we participated in the Insured Mortgage Purchase Program (IMPP), launched by the Government of Canada as part of its response to
COVID-19.
Under the IMPP, we assessed whether substantially all of the risks and rewards of the loans have been transferred, in order to determine if the mortgages qualify for derecognition. These loans do not qualify for derecognition as we continue to be exposed to substantially all of the risks and rewards of ownership associated with these securitized mortgages. We continue to recognize the loans in our Consolidated Balance Sheet and the related cash proceeds are recognized as secured financing as part of securitization and structured entities’ liabilities.
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2020		2019
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Trading securities (2)	345		165
Residential mortgages	8,453		6,357
Other related assets (3)	10,363		10,872
Total	19,161	19,357	17,394	17,418
Associated liabilities (4)	18,617	19,213	16,993	17,202

(1)	Carrying amount of loans is net of allowance, where applicable.
(2)
Trading securities represent collateralized mortgage obligations issued by third party sponsored vehicles, where we do not substantially transfer all the risks and rewards of ownership to third party investors.

(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(4)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Transferred Financial Assets
We retain the mortgage servicing rights for certain mortgage loans purchased or originated in the U.S. which are sold and derecognized. During the year ended October 31, 2020, we sold and derecognized $720 million ($460 million in 2019 and $936 million in 2018
) and recognized a $33 million gain ($15 million in 2019

and $21 million in 2018
) in
non-interest
revenue, other. We retain mortgage servicing rights for these loans, which represent our continuing involvement. As at October 31, 2020, the carrying value of the mortgage servicing right was $29 million ($43 million as at October 31, 2019) and the fair value was $30 million ($46 million as at October 31, 2019).
In addition, we hold U.S. government agency CMOs issued by third party sponsored vehicles, which we may further securitize by packaging them into new CMOs prior to selling to third party investors. Where we do not substantially transfer all
the risks and rewards of ownership to third party investors, we
continue to
recognize these CMOs and the related cash proceeds

as secured financing in our Consolidated Balance Sheet.
Also
, we sold CMOs that qualified for derecognition,

where
reta
ined
intere
sts
represent our continuing involvement and are managed as part of larger portfolios held for either trading, liquidity or hedging purposes.

Where we sold these CMOs, associated gains and losses are recognized in non-interest revenue, tra
d
ing reve
nue
.
As at October 31, 2020, we held $28
million of CMOs carried at fair value, classified as part of our trading securities in our Consolidated Balance Sheet (
$1 million as at October 31, 2019), representing our continuing involvement. Refer to Note 3 for further information.
In the second quarter of 2020, the Canadian Government launched the Canada Emergency Business Account Program as part of its response to
COVID-19,
in which we issue loans that are funded by the government. We determined these loans qualify for derecognition as substantially all the risks and rewards were transferred; therefore, we do not recognize these loans in our Consolidated Balance Sheet.
Securities Lent or Sold Under Repurchase Agreements
Securities lent or sold under repurchase agreements represent short-term funding transactions in which we sell securities that we own and simultaneously commit to repurchase the same securities at a specified price on a specified date in the future. We retain substantially all the risks and rewards associated with the securities and we continue to recognize them in our Consolidated Balance Sheet, with the obligation to repurchase these securities recorded as secured borrowing transactions at the amount owing. The carrying value of these securities approximates the carrying value of the associated liabilities due to their

short-term nature. As at October 31, 2020, the carrying values of securities lent and securities sold under repurchase agreements were $7,696 million and $80,962 million, respectively ($12,960 million and $73,696 million, respectively
,
as at October 31, 2019). The interest expense related to these liabilities is recorded on an accrual basis in interest expense, other liabilities, in our Consolidated Statement of Income
.